Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table presents the compensation of our CEO, which is our principal executive officer, and our other NEOs, together with the cumulative shareholder return of the Company and the SNL Bank Index, the Company’s net income and the Company’s tangible book value, which is in our assessment the most important financial performance measure used to link compensation actually paid our NEOs for the most recently completed fiscal year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)[1]	Compensation Actually Paid to PEO ($)[1]	Average Summary Compensation Table Total for Non-PEO NEOs[2]	Average Compensation Actually Paid to Non-PEO NEOs[2]	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($000)	Company Selected Measure: Earnings per Share ($)
2022	3,061,507	3,793,293	1,021,924	1,200,089	124.43	110.58	166,239	3.46
2021	3,020,837	4,864,308	1,029,602	1,960,555	116.76	122.61	146,151	2.85
2020	2,782,700	2,282,078	906,478	788,041	80.19	90.53	74,327	1.32
1.

Our CEO, Mr. José R. Fernández, was the PEO in each year.  In 2020, 2021 and 2022, $4,596,069, $3,513,566, and $4,136,940, respectively, were deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards he received in the corresponding fiscal year, the fair value of unvested equity awards as of the end of the immediately preceding fiscal year, and dividends accrued on performance shares estimated to be payable; and $4,095,447, $5,357,037 and $4,868,726, respectively, were added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year, the fair value as of the end of the corresponding fiscal year of all unvested equity awards, and dividends accrued on performance shares estimated to be payable.

2.

Mr. Ganesh Kumar, Ms. Maritza Arizmendi, and Mr. César Ortiz were Non-PEO NEOs in each year.  Mr. José Cabrera was a Non-PEO NEO in 2020 and 2021, and Mr. Patrick Haggarty was a Non-PEO NEO in 2022.  In 2020, 2021 and 2022, $936,654, $862,298, and $1,045,729, respectively, were the averages deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards received in the corresponding fiscal year, the fair value of unvested equity awards as of the end of the immediately preceding fiscal year and dividends accrued on performance shares estimated to be payable; and $818,217, $1,793,251 and $1,223,894, respectively, were the averages added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year. the fair value as of the end of the corresponding fiscal year of all unvested equity awards and dividends accrued on performance shares estimated to be payable.

Named Executive Officers, Footnote [Text Block]	Our CEO, Mr. José R. Fernández, was the PEO in each year.Mr. Ganesh Kumar, Ms. Maritza Arizmendi, and Mr. César Ortiz were Non-PEO NEOs in each year. Mr. José Cabrera was a Non-PEO NEO in 2020 and 2021, and Mr. Patrick Haggarty was a Non-PEO NEO in 2022.
PEO Total Compensation Amount	$ 3,061,507	$ 3,020,837	$ 2,782,700
PEO Actually Paid Compensation Amount	$ 3,793,293	4,864,308	2,282,078
Adjustment To PEO Compensation, Footnote [Text Block]	Our CEO, Mr. José R. Fernández, was the PEO in each year. In 2020, 2021 and 2022, $4,596,069, $3,513,566, and $4,136,940, respectively, were deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards he received in the corresponding fiscal year, the fair value of unvested equity awards as of the end of the immediately preceding fiscal year, and dividends accrued on performance shares estimated to be payable; and $4,095,447, $5,357,037 and $4,868,726, respectively, were added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year, the fair value as of the end of the corresponding fiscal year of all unvested equity awards, and dividends accrued on performance shares estimated to be payable.
Non-PEO NEO Average Total Compensation Amount	$ 1,021,924	1,029,602	906,478
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,200,089	1,960,555	788,041
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Mr. Ganesh Kumar, Ms. Maritza Arizmendi, and Mr. César Ortiz were Non-PEO NEOs in each year. Mr. José Cabrera was a Non-PEO NEO in 2020 and 2021, and Mr. Patrick Haggarty was a Non-PEO NEO in 2022. In 2020, 2021 and 2022, $936,654, $862,298, and $1,045,729, respectively, were the averages deducted from the Summary Compensation Table Totals, which represent the grant date fair value of the equity awards received in the corresponding fiscal year, the fair value of unvested equity awards as of the end of the immediately preceding fiscal year and dividends accrued on performance shares estimated to be payable; and $818,217, $1,793,251 and $1,223,894, respectively, were the averages added, which represent the fair value as of the vesting date of awards that vest during the corresponding fiscal year. the fair value as of the end of the corresponding fiscal year of all unvested equity awards and dividends accrued on performance shares estimated to be payable.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following table graphically presents the relationship between executive compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the of the Company’s cumulative total shareholder return over the past three years.  It also compares our Company’s cumulative total shareholder return with that of our peer group over the same period.

Compensation Actually Paid vs. Net Income [Text Block]

The following table graphically presents the relationship between compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the Company’s net income over the past three years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following table graphically presents the relationship between compensation actually paid by the Company to our CEO and the average compensation actually paid to the NEOs other than our CEO and the Company’s earnings per share over the past three years.

Tabular List [Table Text Block]

The most important financial performance metrics used by the Company in our most recent fiscal year to link our NEOs compensation to our Company’s performance are earnings per share, tangible book value, average return on assets, market share operating income, and efficiency ratio.

Total Shareholder Return Amount	$ 124.43	116.76	80.19
Peer Group Total Shareholder Return Amount	110.58	122.61	90.53
Net Income (Loss)	$ 166,239,000	$ 146,151,000	$ 74,327,000
Company Selected Measure Amount	3.46	2.85	1.32
PEO Name	Mr. José R. Fernández	Mr. José R. Fernández	Mr. José R. Fernández
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	earnings per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	tangible book value
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	average return on assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	market share operating income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	efficiency ratio
PEO [Member] | Deduction of Grant Date Fair Value of Equity Awards Received in Corresponding Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,136,940	$ 3,513,566	$ 4,596,069
PEO [Member] | Addition of Fair Value of Vesting Date of Awards Vested During Corresponding Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,868,726	5,357,037	4,095,447
Non-PEO NEO [Member] | Deduction of Grant Date Fair Value of Equity Awards Received in Corresponding Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,045,729	862,298	936,654
Non-PEO NEO [Member] | Addition of Fair Value of Vesting Date of Awards Vested During Corresponding Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,223,894	$ 1,793,251	$ 818,217